Bank of America Corporate Center 100 North Tryon Street Suite 4000 Charlotte, NC 28202-4025 +1 704 339 3100 Main +1 704 339 3101 Fax www.dechert.com
Frederick H. Sherley frederick.sherley@dechert.com +1 704 339 3151 Direct +1 704 339 3171 Fax

July 8, 2011

Via Edgar

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	HSBC Investor Funds (the “Registrant”) File Nos. 033-07647 and 811-04782 Post-Effective Amendment No. 135 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 135 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 136 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made on behalf of the HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund (the “Funds”) for the purpose of introducing certain composite performance information with respect to the Funds and making certain other material changes to the Registration Statement.

Post-Effective Amendment No. 135 does not affect the currently effective Prospectuses and Statements of Additional Information for other series and classes of the Registrant. No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 704.339.3151.

Very truly yours,

/s/ Frederick H. Sherley

Frederick H. Sherley

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